CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
CONTRACT LIABILITIES
CONTRACT LIABILITIES

18.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2022	2023
Advances from customers for Mobile	3,577	3,267
Advances from customers for Enterprise	1,126	1,587
Advances from customers for WIB	1,188	1,291
Advances from customers for Consumer	233	244
Advances from customers for others	171	459
Total	6,295	6,848

b.	Non-Current

	2022	2023
Advances from customers for WIB	700	795
Advances from customers for Consumer	844	705
Advances from customers for Enterprise	17	251
Advances from customers for others	—	840
Total	1,561	2,591

Contract liabilities at the beginning period which were recognized as revenue in 2022 and 2023 amounted to Rp6,795 billion and Rp6,295 billion, respectively.

Refer to Note 31 for details of related party transactions.